Business Combinations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Landsea Homes [Member]
Business Combinations
3.	Business Combinations

On January 15, 2020, the Company acquired 100% of the membership interest of Garrett Walker Homes (“GWH”) for cash consideration of approximately $133.4 million. GWH is a residential homebuilder located in Phoenix, Arizona focused on building entry-level, single-family detached homes in the Northwest Valley and Phoenix metropolitan. The total assets of GWH include approximately 20 projects and 1,750 lots in various stages of development.

In accordance with Accounting Standards Codification ("ASC") Topic 805, Business Combinations, the assets acquired and liabilities assumed from our acquisition of GWH were measured and recognized at fair value as of the date of the acquisition to reflect the purchase price paid.

Acquired inventories consist of land, land deposits, and work in process inventories. The Company determined the estimate of fair value for acquired land inventory using a forecasted cash flow approach for the development, marketing, and sale of each community acquired. Significant assumptions included in our estimate were future development costs, construction and overhead costs, mix of products, as well as average selling price, and absorption rates. The Company estimated the fair value of acquired work in process inventories based upon the stage of production of each unit and a profit margin that a market participant would require to complete the remaining production and requisite selling efforts. On the acquisition date, the stage of production for each lot ranged from recently started lots to fully completed homes. The intangible asset acquired relates to the GWH trade name, which is estimated to have a fair value of $1.6 million and is being amortized over 3 years. Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed. Goodwill of $15.4 million was recorded on the consolidated balance sheets as a result of this transaction and is expected to be deductible for tax purposes over 15 years. The acquired goodwill is included in the Arizona reporting segment in Note 13, Segment Information. The Company incurred transaction related costs of $0.7 million related to the GWH acquisition in the nine months ended September 30, 2020.

From the acquisition date, the Company's results of operations include homebuilding revenues of $141.2 million, and income before tax inclusive of purchase price accounting, of $9.1 million, from the GWH acquisition in the accompanying consolidated statement of operations for the nine months ended September 30, 2020.

The following is a summary of the allocation of the purchase price based on the fair value of assets acquired and liabilities assumed (dollars in thousands).

Assets Acquired
Cash	$2,905
Real estate inventories	119,466
Goodwill	15,392
Trade name	1,600
Other assets	532
Total assets	$139,895

Liabilities Assumed
Accounts payable	$5,425
Accrued expenses	1,037
Total liabilities	6,462
Net assets acquired	$133,433

On June 20, 2019, the Company acquired 100% of the stock of Pinnacle West Holding Corp. ("Pinnacle West") for cash consideration of $25.8 million. Pinnacle West is a residential homebuilder located in Phoenix, Arizona and is comprised of fifteen projects in various stages of development. The Company completed its fair value assessment of the net assets of Pinnacle West during 2019. The acquired goodwill is included in the Arizona reporting segment in Note 13, Segment Reporting. The Company incurred transaction related costs of $1.0 million related to the Pinnacle West acquisition in the nine months ended September 30, 2019. The following is a summary of the allocation of the purchase price based on the fair value of assets acquired and liabilities assumed (dollars in thousands).

Assets Acquired
Cash	$2,208
Real estate inventories	39,584
Goodwill	5,315
Other assets	60
Total assets	$47,167

Liabilities Assumed
Accounts payable	$2,626
Notes payable	16,228
Accrued expenses and other liabilities	2,543
Total liabilities	21,397
Net assets acquired	$25,770

Unaudited Pro Forma Financial Information

Unaudited pro forma revenue and net (loss) income for the nine months ended September 30, 2020 and 2019 give effect to the results of the acquisition of GWH and Pinnacle West. The effect of the GWH and Pinnacle West acquisitions are reflected as though the acquisition date was as of January 1, 2019 and January 1, 2018, respectively. Unaudited pro forma net (loss) income adjusts the operating results of GWH and Pinnacle West to reflect the additional costs that would have been recorded assuming the fair value adjustments had been applied as of the beginning of the year preceding the year of acquisition including the tax-effected amortization of the acquired trade name and transaction related costs. The Pinnacle West financial information were derived from internal financial information and are unaudited.

	Nine Months Ended September 30,
	2020	2019
	(dollars in thousands)
Revenue	$452,322	$460,322

Pretax (loss) income	(24,209)	3,662
Provision (benefit) for income taxes	(6,081)	947
Net (loss) income	$(18,128)	$2,715

3.	Business Combinations

On June 20, 2019, the Company acquired 100% of the stock of Pinnacle West for cash consideration of $25.8 million. Pinnacle West is a residential homebuilder located in Phoenix, Arizona and is comprised of fifteen projects in various stages of development.

In accordance with ASC 805, Business Combinations, the assets acquired and liabilities assumed from the acquisition of Pinnacle West were measured and recognized at fair value as of the date of the acquisition to reflect the purchase price paid.

Acquired inventories consist of land, land deposits, and work in process inventories.  The Company determined the estimate of fair value for acquired land inventory using a forecasted cash flow approach for the development, marketing, and sale of each community acquired. Significant assumptions included in the estimates were future development costs, construction and overhead costs, mix of products, as well as average sales price, and absorption rates. The Company estimated the fair value of acquired work in process inventories based upon the stage of production of each unit and a profit margin that a market participant would require to complete the remaining production and requisite selling efforts.  On the acquisition date, the stage of production for each lot ranged from recently started lots to fully completed homes.  Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed. Goodwill of $5.3 million was recorded on the consolidated balance sheets and is expected to be deductible for tax purposes over 15 years. The acquired goodwill is included in the Arizona reporting segment in Note 13, Segment Information.

From the acquisition date, the Company's results of operations include homebuilding revenues of $40.0 million, and a loss before tax inclusive of purchase price accounting, of $(0.2) million, from the Pinnacle West acquisition in the accompanying consolidated statement of operations for the year ended December 31, 2019.

The Company completed its fair value assessment of the net assets of Pinnacle West during 2019. The following is a summary of the allocation of the purchase price based on the fair value of assets acquired and liabilities assumed (dollars in thousands).

Assets
Cash	$2,208
Real estate inventories	39,584
Goodwill	5,315
Other assets	60
Total assets	$47,167

Liabilities
Accounts payable	$2,626
Notes payable	16,228
Other liabilities	2,543
Total liabilities	21,397
Net assets acquired	$25,770

Unaudited Pro Forma Financial Information

Unaudited pro forma revenue and net income for the years ended December 31, 2019 and 2018 give effect to the results of the acquisition of Pinnacle West. The effect of the Pinnacle West acquisition is reflected as though the acquisition date was as of January 1, 2018. Unaudited pro forma net income adjusts the operating results of Pinnacle West to reflect the additional costs that would have been recorded assuming the fair value adjustments had been applied as of the beginning of the year preceding the year of acquisition. The financial information for Pinnacle West is derived from internally produced financial information that is unaudited.

	December 31, 2019	December 31, 2018
	(dollars in thousands)
Revenue	$662,886	$428,089

Pretax income	$28,842	$36,161
Provision for income taxes	6,222	4,035
Net income	$22,620	$32,126